Item G.1.b.ii of Form N-CEN

Auction Rate Preferred Shares

Prior to November 4, 2024, the Fund had one or more series of Auction-Rate Preferred Shares (“ARPS”) outstanding with a liquidation preference of $25,000 per share plus any accumulated but unpaid dividends thereon. Between November 4, 2024 and November 8, 2024, the Fund redeemed all of its then-outstanding ARPS at the liquidation preference. As of the end of the reporting period, the Fund does not have any ARPS outstanding. The Amended and Restated Bylaws of the Fund (the “Bylaws”) were amended and restated as of November 11, 2024 to remove provisions related to the ARPS.

Series 2054 RVMTP Shares

On April 17, 2024, the Fund issued a single series of Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2054 (the “Series 2054 RVMTP Shares”). The Fund’s Bylaws were amended and restated as of April 17, 2024 to include provisions related to the Series 2054 RVMTP Shares.1 The Series 2054 RVMTP Shares have a par value of $0.00001 per share and liquidation preference of $100,000 per share. The Series 2054 RVMTP Shares have various rights that were approved by the Board of Trustees of the Fund without the approval of common shareholders, which are specified in the Fund’s Bylaws.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is permitted to have outstanding more than one series of preferred shares of beneficial interest, including without limitation the Series 2054 RVMTP Shares, as long as no single series has priority over another series as to the distribution of assets of the Fund or the payment of dividends.

Certain rights, terms and conditions of the Series 2054 RVMTP Shares are summarized below:

Series 2054 RVMTP Shares Dividends

The dividend rate paid on the Series 2054 RVMTP Shares is determined over the course of the Rate Period. The dividends per share for the Series 2054 RVMTP Shares for a given Rate Period are dependent on the Series 2054 RVMTP Share dividend rate (the “RVMTP Share Dividend Rate”) for that Rate Period. The Series 2054 RVMTP Share Dividend Rate for the Series 2054 RVMTP Shares is equal to the greater of (i) the sum of a specified “Index Rate”2 plus an “Applicable Spread”3 for the Rate Period plus the “Failed Remarketing Spread”4, if any, and (ii)

1 As part of the April 17, 2024 amendments to the Fund’s Bylaws, a Statement Establishing and Fixing the Rights and Preferences of Remarketable Variable Rate MuniFund Term Preferred Shares dated April 17, 2024 (the “Series 2054 Statement of Rights”) establishing the Series 2054 RVMTP Shares was executed and attached as Exhibit 2 to the Bylaws.

2 The Index Rate is determined by reference to a weekly, high-grade index comprised of seven-day, tax-exempt variable rate demand notes, generally the Securities Industry and Financial Markets Association Municipal Swap Index.

3 The Applicable Spread for a Rate Period is a percentage per annum that is based on the long term rating most recently assigned by the applicable ratings agency to the Series 2054 RVMTP Shares.

the sum of (a) the product of the Index Rate multiplied by the “Applicable Multiplier”5 for such Rate Period plus (b) 1.30% plus (c) the Failed Remarketing Spread, if any. The dividend per RVMTP Share for the Rate Period is then determined as described in the table below.6

Dividend Rate		Rate Period Fraction		Series 2054 RVMTP Shares Liquidation Preference		Dividend
		Number of days in the Rate Period (or a part thereof)
Dividend Rate	x	Divided by	x	100,000	=	Dividends per RVMTP Share
		Total number of days in the year

Asset Coverage

The Fund is required to maintain certain asset coverage requirements with respect to its Series 2054 RVMTP Shares under the terms of the Bylaws, which are summarized below.

In accordance with the Fund’s governing documents and the 1940 Act, the Fund is required to maintain certain asset coverage with respect to all outstanding senior securities of the Fund which are stocks for purposes of the 1940 Act, including the Series 2054 RVMTP Shares.

Under the 1940 Act, the Fund is not permitted to issue preferred shares unless, immediately after such issuance, the value of the Fund’s total net assets (as defined below) is at least 200% of the liquidation value of any outstanding preferred shares and the newly issued preferred shares plus the aggregate amount of any senior securities of the Fund representing indebtedness (i.e., such liquidation value plus the aggregate amount of senior securities representing indebtedness may not exceed 50% of the Fund’s total net assets). In addition, the Fund is not permitted to declare or pay common share dividends unless immediately thereafter the Fund has a minimum asset coverage ratio of 200% with respect to all outstanding senior securities of the Fund which are stocks for purposes of the 1940 Act after deducting the amount of such common share dividends.

In addition, under the terms of the Series 2054 RVMTP Shares, the Fund must maintain an “asset coverage,” as defined for purposes of Section 18(h) of the 1940 Act, of at least 208% with

4 In connection with a failed remarketing related to an Early Term Redemption, the Failed Remarketing Spread is (i) for so long as two or more Failed Remarketings have not occurred, 0%, and (ii) following the second occurrence of a Failed Remarketing, 0.15% multiplied by the number of Failed Remarketings that have occurred after the first Failed Remarketing. A “Failed Remarketing” will occur if any Series 2054 RVMTP Shares subject to a Mandatory Tender Event due to the Fund designating a Special Terms Period have not been either retained by the holders or successfully remarketed by the Mandatory Tender Date (each as defined below).

5 The Applicable Multiplier for a Rate Period is a percentage that is based on the long term rating most recently assigned by the applicable ratings agency to the RVMTP Shares.

6 An increased Series 2054 RVMTP Share Dividend Rate could be triggered by the Fund’s failure to comply with certain requirements relating to the Series 2054 RVMTP Shares, certain actions taken by the applicable ratings agency or certain determinations regarding the tax status of the Series 2054 RVMTP Shares made by a court or other applicable governmental authority. The Series 2054 RVMTP Share Dividend Rate will in no event exceed 15% per year.

respect to all outstanding preferred shares (or such other asset coverage as may in the future be specified in or under the 1940 Act or by rule, regulation or order of the SEC as the minimum asset coverage for senior securities which are shares of stock of a closed-end investment company).

Effective Leverage Ratio

In accordance with the Bylaws, without the prior written consent of the holders of Series 2054 RVMTP Shares, the Fund’s Effective Leverage Ratio may not exceed 47% (or 48% solely by reason of fluctuations in the market value of the Fund’s portfolio securities) as of the close of business on any business day. If the Fund fails to comply with any additional requirements relating to the calculation of the Effective Leverage Ratio requirement applicable to the Series 2054 RVMTP Shares and, in any such case, such failure is not cured as of the close of business on the date that is ten business days following the business day on which such non-compliance is first determined (the “Effective Leverage Ratio Cure Date”), the Fund shall cause the Effective Leverage Ratio to not exceed 47% (or 48% solely by reason of fluctuations in the market value of the Fund’s portfolio securities), by (i) not later than the close of business on the business day next following the Effective Leverage Ratio Cure Date, engaging in transactions involving or relating to any floating rate securities not owned by the Fund and/or any inverse floating rate securities owned by the Fund, including the purchase, sale or retirement thereof, (ii) to the extent permitted by law, not later than the close of business on the second business day next following the Effective Leverage Ratio Cure Date, causing a notice of redemption to be issued for the redemption of a sufficient number of Preferred Shares, in accordance with the terms of the Preferred Shares, or (iii) engaging in any combination, in the Fund’s discretion, of the actions contemplated by clauses (i) and (ii).

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Series 2054 RVMTP Shares are entitled to receive a preferential liquidating distribution (equal the original purchase price per share of $100,000 plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders.

Mandatory Redemptions

The Series 2054 RVMTP Shares are subject to a mandatory term redemption date of April 17, 2054, subject to the Fund’s right to extend the term with the consent of the holders of the Series 2054 RVMTP Shares (the “Series 2054 RVMTP Share Term Redemption Date”). There is no assurance that the term of the Series 2054 RVMTP Shares will be extended.

In addition, a “Mandatory Tender Event” will occur on each date that is (i) 20 business days before each five-year anniversary since the date of original issue of the Series 2054 RVMTP Shares, (ii) the date the Fund delivers a notice designating a Special Terms Period, and (iii) 20 business days before the end of a Special Terms Period (provided that no subsequent Terms Period is designated). If any Series 2054 RVMTP Shares subject to a Mandatory Tender Event upon a five-year anniversary of the date of original issue of the Series 2054 RVMTP Shares or upon the end of a Special Terms Period (each, a “Series 2054 RVMTP Share Early Term Redemption Date”) have not been either retained by the holders or remarketed by the

Mandatory Tender Date, the Fund will redeem such Series 2054 RVMTP Shares on the Series 2054 RVMTP Share Early Term Redemption Date.

The Series 2054 RVMTP Shares are also subject to mandatory redemption by the Fund, in whole or in part, in certain circumstances, such as the failure by the Fund to comply with asset coverage and/or effective leverage ratio requirements described above (and the failure to cure any such failure within the applicable cure period) or certain actions taken by the applicable ratings agency.

At least six months prior to the Series 2054 RVMTP Share Term Redemption Date, the Fund will maintain segregated assets of a minimum credit rating quality with a market value equal to at least 110% of the redemption price of all outstanding Series 2054 RVMTP Shares to be redeemed until the redemption of all such outstanding Series 2054 RVMTP Shares, as applicable. The Fund will include certain liquid and/or highly rated assets in an amount equal to 20% of such segregated assets with five months remaining to the Redemption Date, which amount will increase monthly by 20% and reach 100% with one month remaining to the Redemption Date.

Optional Redemptions

The Fund may redeem, in whole or from time to time in part, the outstanding Series 2054 RVMTP Shares at a redemption price per share equal to (i) the liquidation preference of the Series 2054 RVMTP Shares, as applicable, plus (ii) an amount equal to all unpaid dividends and other distributions on such Series 2054 RVMTP Shares, as applicable, accumulated from and including the date of issuance to (but excluding) the date of redemption (whether or not earned or declared by the Fund, but without interest thereon) plus (iii) any applicable optional redemption premium. An optional redemption premium means, with respect to the Series 2054 RVMTP Shares, the premium payable by the Fund upon the redemption of the Series 2054 RVMTP Shares at the option of the Fund, as set forth in the Appendix to the Series 2054 Statement of Rights.

Voting Rights

Under the 1940 Act, Preferred Shares (including, without limitation, the Series 2054 RVMTP Shares) are required to be voting shares and to have equal voting rights with Common Shares. Except as otherwise indicated in the Prospectus or this Statement of Additional Information, and except as otherwise required by applicable law, Preferred Shares vote together with Common Shareholders as a single class.

In addition, holders of Preferred Shares, including Series 2054 RVMTP Shares, voting as a separate class, are entitled to elect two of the Fund’s trustees. The remaining trustees are elected by Common Shareholders and Preferred Shareholders, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Preferred Shares, the holders of all outstanding Preferred Shares, voting as a separate class, are entitled to elect a majority of the Fund’s trustees until all dividends in arrears with respect to the Preferred Shares have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of Preferred Shareholders is required, in addition to the single class vote of the holders of Preferred Shares and Common Shares.

Series 2051 RVMTP Shares

Prior to June 12, 2024, the Fund had outstanding shares of Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2051 (the “Series 2051 RVMTP Shares”) with a liquidation preference of $100,000 per share, plus accumulated but unpaid dividends thereon. On June 12, 2024, the Fund called all of its outstanding Series 2051 RVMTP Shares for redemption at the liquidation preference. As of the end of the reporting period, the Fund does not have any Series 2051 RVMTP Shares outstanding.

Series 2054-A RVMTP Shares

On June 12, 2024, the Fund issued a single series of Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2054-A (the “Series 2054-A RVMTP Shares”). The Fund’s Bylaws were amended and restated as of June 12, 2024 to include provisions related to the Series 2054-A RVMTP Shares.7 The Series 2054-A RVMTP Shares have a par value of $0.00001 per share and liquidation preference of $100,000 per share. The Series 2054-A RVMTP Shares have various rights that were approved by the Board of Trustees of the Fund without the approval of common shareholders, which are specified in the Fund’s Bylaws.

Under the 1940 Act, the Fund is permitted to have outstanding more than one series of preferred shares of beneficial interest, including without limitation the Series 2054-A RVMTP Shares, as long as no single series has priority over another series as to the distribution of assets of the Fund or the payment of dividends.

Certain rights, terms and conditions of the Series 2054-A RVMTP Shares are summarized below:

Series 2054-A RVMTP Shares Dividends

The dividend rate paid on the Series 2054-A RVMTP Shares is determined over the course of the Rate Period. The dividends per share for the Series 2054-A RVMTP Shares for a given Rate Period are dependent on the Series 2054-A RVMTP Share dividend rate (the “Series 2054-A RVMTP Share Dividend Rate”) for that Rate Period. The Series 2054-A RVMTP Share Dividend Rate for the Series 2054-A RVMTP Shares is equal to the sum of a specified “Index Rate”8 plus an “Applicable Spread”9 for the Rate Period plus the “Failed Remarketing

7As part of the June 12, 2024 amendments to the Fund’s Bylaws, a Statement Establishing and Fixing the Rights and Preferences of Remarketable Variable Rate MuniFund Term Preferred Shares dated June 12, 2024 (the “Series 2054-A Statement of Rights”) establishing the Series 2054-A RVMTP Shares was executed and attached as Exhibit 3 to the Bylaws.

8 The Index Rate is determined by reference to a weekly, high-grade index comprised of seven-day, tax-exempt variable rate demand notes, generally the Securities Industry and Financial Markets Association Municipal Swap Index.

Spread”10, if any. The dividend per Series 2054-A RVMTP Share for the Rate Period is then determined as described in the table below.11

Dividend Rate		Rate Period Fraction		Series 2054-A RVMTP Shares Liquidation Preference		Dividend
		Number of days in the Rate Period (or a part thereof)
Dividend Rate	x	Divided by	x	100,000	=	Dividends per Series 2054-A RVMTP Share
		Total number of days in the year

Asset Coverage

The Fund is required to maintain certain asset coverage requirements with respect to its Series 2054-A RVMTP Shares under the terms of the Bylaws, which are summarized below.

In accordance with the Fund’s governing documents and the 1940 Act, the Fund is required to maintain certain asset coverage with respect to all outstanding senior securities of the Fund which are stocks for purposes of the 1940 Act, including the Series 2054-A RVMTP Shares.

Under the 1940 Act, the Fund is not permitted to issue preferred shares unless, immediately after such issuance, the value of the Fund’s total net assets (as defined below) is at least 200% of the liquidation value of any outstanding preferred shares and the newly issued preferred shares plus the aggregate amount of any senior securities of the Fund representing indebtedness (i.e., such liquidation value plus the aggregate amount of senior securities representing indebtedness may not exceed 50% of the Fund’s total net assets). In addition, the Fund is not permitted to declare or pay common share dividends unless immediately thereafter the Fund has a minimum asset coverage ratio of 200% with respect to all outstanding senior securities of the Fund which are stocks for purposes of the 1940 Act after deducting the amount of such common share dividends.

9 The Applicable Spread for a Rate Period is a percentage per annum that is based on the long term rating most recently assigned by the applicable ratings agency to the Series 2054-A RVMTP Shares.

10 In connection with a failed remarketing related to an Early Term Redemption, the Failed Remarketing Spread is (i) for so long as two or more Failed Remarketings have not occurred, 0%, and (ii) following the second occurrence of a Failed Remarketing, 0.25% multiplied by the number of Failed Remarketings that have occurred after the first Failed Remarketing. A “Failed Remarketing” will occur if any RVMTP Shares subject to a Mandatory Tender Event due to the Fund designating a Special Terms Period have not been either retained by the holders or successfully remarketed by the Mandatory Tender Date (each as defined below).

11 An increased Series 2054-A RVMTP Share Dividend Rate could be triggered by the Fund’s failure to comply with certain requirements relating to the Series 2054-A RVMTP Shares, certain actions taken by the applicable ratings agency or certain determinations regarding the tax status of the Series 2054-A RVMTP Shares made by a court or other applicable governmental authority. The Series 2054-A RVMTP Share Dividend Rate will in no event exceed 15% per year.

In addition, under the terms of the Series 2054-A RVMTP Shares, the Fund must maintain an “asset coverage,” as defined for purposes of Section 18(h) of the 1940 Act, of at least 208% with respect to all outstanding preferred shares (or such other asset coverage as may in the future be specified in or under the 1940 Act or by rule, regulation or order of the SEC as the minimum asset coverage for senior securities which are shares of stock of a closed-end investment company).

Effective Leverage Ratio

In accordance with the Bylaws, without the prior written consent of the holders of Series 2054-A RVMTP Shares, the Fund’s Effective Leverage Ratio may not exceed 47% (or 48% solely by reason of fluctuations in the market value of the Fund’s portfolio securities) as of the close of business on any business day. If the Fund fails to comply with any additional requirements relating to the calculation of the Effective Leverage Ratio requirement applicable to the Series 2054-A RVMTP Shares and, in any such case, such failure is not cured as of the close of business on the date that is ten business days following the business day on which such non-compliance is first determined (the “Effective Leverage Ratio Cure Date”), the Fund shall cause the Effective Leverage Ratio to not exceed 47% (or 48% solely by reason of fluctuations in the market value of the Fund’s portfolio securities), by (i) not later than the close of business on the business day next following the Effective Leverage Ratio Cure Date, engaging in transactions involving or relating to any floating rate securities not owned by the Fund and/or any inverse floating rate securities owned by the Fund, including the purchase, sale or retirement thereof, (ii) to the extent permitted by law, not later than the close of business on the second business day next following the Effective Leverage Ratio Cure Date, causing a notice of redemption to be issued for the redemption of a sufficient number of Preferred Shares, in accordance with the terms of the Preferred Shares, or (iii) engaging in any combination, in the Fund’s discretion, of the actions contemplated by clauses (i) and (ii).

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Series 2054-A RVMTP Shares are entitled to receive a preferential liquidating distribution (equal the original purchase price per share of $100,000 plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders.

Mandatory Redemptions

The Series 2054-A RVMTP Shares are subject to a mandatory term redemption date of June 12, 2054, subject to the Fund’s right to extend the term with the consent of the holders of the Series 2054-A RVMTP Shares (the “Series 2054-A RVMTP Share Term Redemption Date”). There is no assurance that the term of the Series 2054-A RVMTP Shares will be extended.

In addition, a “Mandatory Tender Event” will occur on each date that is (i) 20 business days before each forty-two-month anniversary since the date of original issue of the Series 2054-A RVMTP Shares, (ii) the date the Fund delivers a notice designating a Special Terms Period, and (iii) 20 business days before the end of a Special Terms Period (provided that no subsequent Terms Period is designated). If any Series 2054-A RVMTP Shares subject to a Mandatory Tender Event upon a forty-two-month anniversary of the date of original issue of the Series

2054-A RVMTP Shares or upon the end of a Special Terms Period (each, a “Series 2054-A RVMTP Share Early Term Redemption Date”) have not been either retained by the holders or remarketed by the Mandatory Tender Date, the Fund will redeem such Series 2054-A RVMTP Shares on the Series 2054-A RVMTP Share Early Term Redemption Date.

The Series 2054-A RVMTP Shares are also subject to mandatory redemption by the Fund, in whole or in part, in certain circumstances, such as the failure by the Fund to comply with asset coverage and/or effective leverage ratio requirements described above (and the failure to cure any such failure within the applicable cure period) or certain actions taken by the applicable ratings agency.

At least six months prior to the Series 2054-A RVMTP Share Term Redemption Date, the Fund will maintain segregated assets of a minimum credit rating quality with a market value equal to at least 110% of the redemption price of all outstanding Series 2054-A RVMTP Shares to be redeemed until the redemption of all such outstanding Series 2054-A RVMTP Shares, as applicable. The Fund will include certain liquid and/or highly rated assets in an amount equal to 20% of such segregated assets with five months remaining to the Redemption Date, which amount will increase monthly by 20% and reach 100% with one month remaining to the Redemption Date.

Optional Redemptions

The Fund may redeem, in whole or from time to time in part, the outstanding Series 2054-A RVMTP Shares at a redemption price per share equal to (i) the liquidation preference of the Series 2054-A RVMTP Shares, as applicable, plus (ii) an amount equal to all unpaid dividends and other distributions on such Series 2054-A RVMTP Shares, as applicable, accumulated from and including the date of issuance to (but excluding) the date of redemption (whether or not earned or declared by the Fund, but without interest thereon) plus (iii) any applicable optional redemption premium. An optional redemption premium means, with respect to the Series 2054-A RVMTP Shares, the premium payable by the Fund upon the redemption of the Series 2054-A RVMTP Shares at the option of the Fund, as set forth in Appendix A to the Series 2054-A Statement of Rights.

Voting Rights

Under the 1940 Act, Preferred Shares (including, without limitation, the Series 2054-A RVMTP Shares) are required to be voting shares and to have equal voting rights with Common Shares. Except as otherwise indicated in the Prospectus or this Statement of Additional Information, and except as otherwise required by applicable law, Preferred Shares vote together with Common Shareholders as a single class.

In addition, holders of Preferred Shares, including Series 2054-A RVMTP Shares, voting as a separate class, are entitled to elect two of the Fund’s trustees. The remaining trustees are elected by Common Shareholders and Preferred Shareholders, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Preferred Shares, the holders of all outstanding Preferred Shares, voting as a separate class, are entitled to elect a majority of the Fund’s trustees until all dividends in arrears with respect to the Preferred Shares have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of Preferred Shareholders is required, in addition to the single class vote of the holders of Preferred Shares and Common Shares.